Note 6 - Promissory Notes Receivable (Details Textual) - Rio Grande Resources Ltd [member] - Foremost promissory note [member] - CAD ($)	12 Months Ended
	Mar. 31, 2026	Nov. 05, 2024	Nov. 04, 2024
Statement Line Items [Line Items]
Borrowings	$ 276,304	$ 520,000	$ 520,000
Borrowings, interest rate		8.95%
Percent of funds required for the debt note upon completion of arrangement	15.00%
Amount of funds paid from completion of arrangement	$ 240,000
Interest expense on borrowings	23,389
Principal repayments on borrowings	42,150
Repayments of current borrowing interest	$ 27,085